Cash and bank balances (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents and Bank Balances Other Than Cash and Cash Equivalents Explanatory

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	0	0	0
Balance with banks
- On current accounts	19,474	27,359	361
- Deposits with original maturity of less than 3 months #	1,205	1,020	13
	20,679	28,379	374

Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	26,506	50,741	669
- Remaining maturity of more than twelve months #	2,999	1,318	17
	29,505	52,059	686
Less: amount disclosed under financial assets (others) (refer Note 9) #	(2,999)	(1,318)	(17)
Total	26,506	50,741	669